Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting Information by Segment

(in Millions)	Year Ended December 31,
	2018	2017	2016
Revenue (1)
FMC Agricultural Solutions	$4,285.3	$2,531.2	$2,274.8
Total	$4,285.3	$2,531.2	$2,274.8
Earnings before interest, taxes and depreciation and amortization (EBITDA)
FMC Agricultural Solutions	$1,217.8	$576.1	$480.7
Corporate and other	(108.9)	(96.1)	(79.0)
Operating profit before the items listed below	$1,108.9	$480.0	$401.7
Depreciation and amortization	(150.2)	(97.8)	(85.8)
Interest expense, net	(133.1)	(79.1)	(62.9)
Restructuring and other (charges) income (2)	(61.2)	(73.2)	(94.2)
Non-operating pension and postretirement (charges) income (3)	0.5	16.3	(23.8)
Transaction-related charges (4)	(156.5)	(150.4)	(23.4)
(Provision) benefit for income taxes	(70.8)	(228.9)	(38.2)
Discontinued operations, net of income taxes	(26.1)	671.5	138.3
Net (income) loss attributable to noncontrolling interests	(9.4)	(2.6)	(2.6)
Net income (loss) attributable to FMC stockholders	$502.1	$535.8	$209.1
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(1)	Refer to Note 3 for further disaggregation of revenue in accordance with ASC 606.

(2)	See Note 8 for details of restructuring and other (charges) income. Below provides the detail the (charges) income by segment:

	Year Ended December 31,
(in Millions)	2018	2017	2016
FMC Agricultural Solutions	$(33.3)	$(49.9)	$(62.4)
Corporate	(27.9)	(23.3)	(31.8)
Restructuring and other (charges) income	$(61.2)	$(73.2)	$(94.2)

(3)
Our non-operating pension and postretirement charges (income) are defined as those costs (benefits) related to interest, expected return on plan assets, amortized actuarial gains and losses and the impacts of any plan curtailments or settlements. These are excluded from our segments results and are primarily related to changes in pension plan assets and liabilities which are tied to financial market performance and we consider these costs to be outside our operational performance. We continue to include the service cost and amortization of prior service cost in our Adjusted Earnings results noted above. These elements reflect the current year operating costs to our businesses for the employment benefits provided to active employees.

(4)
Charges relate to the expensing of the inventory fair value step-up resulting from the application of purchase accounting, transaction costs, costs for transitional employees, other acquired employee related costs, integration related legal and professional third-party fees. Amounts represent the following:

	Year Ended December 31,
(in Millions)	2018	2017	2016
Acquisition-related charges - DuPont Crop
Legal and professional fees (1)	$86.9	$130.2	$—
Inventory fair value amortization (2)	69.6	20.2	—
Acquisition-related charges - Cheminova (3)
Legal and professional fees (1)	—	—	23.4
Total transaction-related charges	$156.5	$150.4	$23.4

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(1)
Represents transaction costs, costs for transitional employees, other acquired employees related costs, and transactional-related costs such as legal and professional third-party fees. These charges are recorded as a component of “Selling, general and administrative expense" on the consolidated statements of income (loss).

(2)	These charges are included in “Costs of sales and services” on the consolidated statements of income (loss).

(3)	Acquisition-related charges and restructuring charges to integrate Cheminova with FMC Agricultural Solutions were completed at the end of 2016.

Reconciliation of Assets from Segment to Consolidated

(in Millions)	December 31,
	2018	2017
Operating capital employed (1)
FMC Agricultural Solutions	$6,326.3	$6,216.3
Total operating capital employed	$6,326.3	$6,216.3
Segment liabilities included in total operating capital employed	2,334.1	1,877.7
Assets of discontinued operations	652.7	494.7
Corporate items	661.2	617.6
Total assets	$9,974.3	$9,206.3
Segment assets (2)
FMC Agricultural Solutions	$8,660.4	$8,094.0
Total segment assets	$8,660.4	$8,094.0
Assets of discontinued operations	652.7	494.7
Corporate items	661.2	617.6
Total assets	$9,974.3	$9,206.3
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(1)
We view operating capital employed, which consists of assets, net of liabilities, reported by our operations and excluding corporate items such as cash equivalents, debt, pension liabilities, income taxes and LIFO reserves, as our primary measure of segment capital.

(2)
Segment assets are assets recorded and reported by the segments and are equal to segment operating capital employed plus segment liabilities. See Note 1.

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated

	Year Ended December 31,
(in Millions)	Capital Expenditures (1)			Depreciation and Amortization			Research and Development Expense
	2018	2017	2016	2018	2017	2016	2018	2017	2016
FMC Agricultural Solutions	$74.5	$26.2	$23.1	$143.6	$90.5	$80.8	$287.7	$138.4	$131.4
Corporate	8.5	12.1	43.7	6.6	7.3	5.0	—	—	—
Total	$83.0	$38.3	$66.8	$150.2	$97.8	$85.8	$287.7	$138.4	$131.4

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(1)
Cash spending associated with contract manufacturers in our FMC Agricultural Solutions segment, which are not included in the table above was $17.8 million, $15.9 million and $10.4 million for the years ended December 31, 2018. 2017 and 2016, respectively.

Revenue from External Customers by Products and Services
Geographic Segment Information

(in Millions)	Year Ended December 31,
	2018	2017	2016
Revenue from continuing operations (by location of customer)
North America (1)	$1,090.8	$626.7	$557.7
Europe, Middle East, and Africa	966.0	523.8	516.3
Latin America (1)	1,210.1	866.6	758.9
Asia Pacific	1,018.4	514.1	441.9
Total	$4,285.3	$2,531.2	$2,274.8
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(1)
In 2018, countries with sales in excess of 10 percent of consolidated revenue consisted of the U.S. and Brazil. Sales for the years ended December 31, 2018, 2017 and 2016 for the U.S. totaled $991.8 million, $577.0 million and $532.9 million and for Brazil totaled $913.7 million, $598.5 million and $490.9 million, respectively.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

(in Millions)	December 31,
	2018	2017
Long-lived assets (1)
North America (2)	$1,060.8	$888.3
Europe, Middle East, and Africa (2)	1,421.9	1,478.3
Latin America	809.9	701.1
Asia Pacific	2,019.9	1,941.7
Total	$5,312.5	$5,009.4
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(1)	Geographic segment long-lived assets exclude long-term deferred income taxes and assets of discontinued operations on the consolidated balance sheets.
(2)
The countries with long-lived assets in excess of 10 percent of consolidated long-lived assets at December 31, 2018 are Singapore, which totaled $1,558.9 million, the U.S., which totaled $1,052.0 million, and Denmark, which totaled $1,044.2 million, respectively. The long-lived assets over the threshold at December 31, 2017 were Singapore, which totaled $1,414.9 million, the U.S., which totaled $884.1 million, and Denmark, which totaled $1,096.2 million, respectively.